BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (98.5%)
	CANADA (8.2%)
	BASIC MATERIALS
175,600	Franco-Nevada Corp.	$19,080,284
	COMMUNICATIONS
341,168	Shopify, Inc. (Class A)[1]	27,317,322
	CONSUMER CYCLICAL
216,938	Alimentation Couche-Tard, Inc.	12,766,397
	FINANCIALS
1,750,350	Brookfield Corp.	69,768,190
	INDUSTRIALS
127,063	Canadian Pacific Kansas City Ltd.	10,268,877
	TECHNOLOGY
11,660	Constellation Software, Inc.	32,364,927
	Total Canada	171,565,997

	CAYMAN ISLANDS (0.3%)
	COMMUNICATIONS
652,800	JD.com, Inc. (Class A)	7,323,750
	Total Cayman Islands	7,323,750

	DENMARK (1.5%)
	ENERGY
1,113,964	Vestas Wind Systems A/S1	31,333,087
	Total Denmark	31,333,087

	FINLAND (0.7%)
	INDUSTRIALS
299,158	Kone Oyj (Class B)	14,868,848
	Total Finland	14,868,848

	FRANCE (15.0%)
	CONSUMER CYCLICAL
11,320	Kering S.A.	4,689,484
17,790	LVMH Moet Hennessy Louis Vuitton SE	14,858,932
		19,548,416
	CONSUMER NON-CYCLICAL
21,147	L'Oreal S.A.	10,183,784
187,441	Sartorius Stedim Biotech	50,740,614
		60,924,398
	INDUSTRIALS
392,581	Safran S.A.	73,827,560
238,532	Schneider Electric SE	47,211,806
287,844	Thales S.A.	42,281,974
		163,321,340

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	FRANCE (continued)
	TECHNOLOGY
162,867	Capgemini SE	$36,614,361
655,003	Dassault Systemes SE	34,280,025
		70,894,386
	Total France	314,688,540

	GERMANY (8.7%)
	CONSUMER CYCLICAL
200,585	Adidas AG	38,330,074
	CONSUMER NON-CYCLICAL
38,044	Merck KGaA	6,292,461
	FINANCIALS
149,007	Deutsche Boerse AG	29,863,975
	INDUSTRIALS
104,078	Rheinmetall AG	36,658,344
	TECHNOLOGY
412,694	SAP SE	72,126,740
	Total Germany	183,271,594

	HONG KONG (3.0%)
	CONSUMER CYCLICAL
2,430,000	Galaxy Entertainment Group, Ltd.	12,618,534
	FINANCIALS
6,380,601	AIA Group, Ltd.	49,614,942
	Total Hong Kong	62,233,476

	IRELAND (8.2%)
	BASIC MATERIALS
604,271	Smurfit Kappa Group, Plc.	22,587,287
	CONSUMER CYCLICAL
230,200	Ryanair Holdings, Plc. ADR	30,754,720
	CONSUMER NON-CYCLICAL
115,574	ICON, Plc. ADR[1]	30,149,789
	INDUSTRIALS
1,232,995	CRH, Plc.	88,479,721
	Total Ireland	171,971,517

	JAPAN (11.3%)
	CONSUMER CYCLICAL
378,200	Nintendo Co., Ltd.	21,281,533
278,500	Sony Group Corp.	27,681,555
429,700	Suzuki Motor Corp.	19,667,252
		68,630,340

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	JAPAN (continued)
	CONSUMER NON-CYCLICAL
465,800	Eisai Co., Ltd.	$22,166,569
	INDUSTRIALS
117,900	Daikin Industries, Ltd.	19,064,180
53,628	Keyence Corp.	24,200,171
938,400	Komatsu, Ltd.	26,952,126
		70,216,477
	TECHNOLOGY
810,100	Nomura Research Institute, Ltd.	24,889,097
326,545	Obic Co., Ltd.	50,396,737
		75,285,834
	Total Japan	236,299,220

	JERSEY (2.3%)
	CONSUMER NON-CYCLICAL
1,165,070	Experian, Plc.	48,795,052
	Total Jersey	48,795,052

	LUXEMBOURG (1.4%)
	COMMUNICATIONS
131,852	Spotify Technology S.A.[1]	28,394,328
	Total Luxembourg	28,394,328

	NETHERLANDS (7.2%)
	COMMUNICATIONS
957,923	Prosus NV1	28,664,967
	CONSUMER CYCLICAL
1,507,227	Universal Music Group NV	44,563,389
	CONSUMER NON-CYCLICAL
135,779	Heineken NV	13,723,520
	TECHNOLOGY
44,772	ASML Holding NV	38,535,056
562,894	STMicroelectronics NV	24,820,018
		63,355,074
	Total Netherlands	150,306,950

	SINGAPORE (0.8%)
	FINANCIALS
707,000	DBS Group Holdings, Ltd.	16,793,473
	Total Singapore	16,793,473

	SOUTH KOREA (2.2%)
	FINANCIALS
431,869	KB Financial Group, Inc.	18,392,279

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SOUTH KOREA (continued)
	TECHNOLOGY
524,416	Samsung Electronics Co., Ltd.	$28,570,428
	Total South Korea	46,962,707

	SPAIN (1.1%)
	CONSUMER NON-CYCLICAL
328,534	Amadeus IT Group S.A.	23,063,323
	Total Spain	23,063,323

	SWEDEN (2.3%)
	CONSUMER NON-CYCLICAL
980,498	Essity AB (Class B)	23,182,827
	FINANCIALS
2,106,765	Svenska Handelsbanken AB (Class A)	22,847,872
	INDUSTRIALS
257,093	Hexagon AB (Class B)	2,817,364
	Total Sweden	48,848,063

	SWITZERLAND (6.6%)
	BASIC MATERIALS
253,090	DSM-Firmenich AG	26,789,985
	CONSUMER CYCLICAL
87,754	Cie Financiere Richemont S.A. (Class A)	13,165,003
	CONSUMER NON-CYCLICAL
573,357	Alcon, Inc.	43,208,147
87,047	Sonova Holding AG	27,912,385
		71,120,532
	FINANCIALS
19,876	Partners Group Holding AG	27,139,269
	INDUSTRIALS
3,152	Sika AG	874,222
	Total Switzerland	139,089,011

	TAIWAN (5.2%)
	TECHNOLOGY
735,904	MediaTek, Inc.	22,720,306
756,431	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	85,446,446
	Total Taiwan	108,166,752

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (9.2%)
	CONSUMER CYCLICAL
906,242	Compass Group, Plc.	$25,100,266
235,556	Next, Plc.	25,295,946
		50,396,212
	CONSUMER NON-CYCLICAL
348,112	Rentokil Initial, Plc.	1,805,527
	FINANCIALS
626,322	London Stock Exchange Group, Plc.	71,212,102
661,698	Prudential, Plc.	6,849,107
		78,061,209
	INDUSTRIALS
2,003,868	BAE Systems, Plc.	29,987,969
4,492,880	Melrose Industries, Plc.	33,784,835
		63,772,804
	Total United Kingdom	194,035,752

	UNITED STATES (3.3%)
	CONSUMER NON-CYCLICAL
369,447	Revvity, Inc.	39,597,329
67,687	S&P Global, Inc.	30,347,466
	Total United States	69,944,795

	Total Common Stock
	(Cost $1,640,372,795)	2,067,956,235

	WARRANTS (0.0%)
	CANADA (0.0%)
18,143	Constellation Software Inc., expires 03/31/2040[1]	0
	Total Canada	0

	Total Warrants
	(Cost $0)	0

TOTAL INVESTMENTS (Cost $1,640,372,795) [2]	98.5%	$2,067,956,235
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.5%	32,306,912
NET ASSETS	100.00%	$2,100,263,147

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $1,640,372,795, the aggregate gross unrealized appreciation is $483,063,011 and the aggregate gross unrealized depreciation is $55,479,571, resulting in net unrealized appreciation of $427,583,440.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Abbreviation:

ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

	Unadjusted Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of January 31,
Investments, at value	(Level 1)	(Level 2)	(Level 3)	2024
Common Stock:
Canada	$171,565,997	$–	$–	$171,565,997
Cayman Islands	–	7,323,750	–	7,323,750
Denmark	–	31,333,087	–	31,333,087
Finland	–	14,868,848	–	14,868,848
France	–	314,688,540	–	314,688,540
Germany	–	183,271,594	–	183,271,594
Hong Kong	–	62,233,476	–	62,233,476
Ireland	149,384,230	22,587,287	–	171,971,517
Japan	–	236,299,220	–	236,299,220
Jersey	–	48,795,052	–	48,795,052
Luxembourg	28,394,328	–	–	28,394,328
Netherlands	–	150,306,950	–	150,306,950
Singapore	–	16,793,473	–	16,793,473
South Korea	–	46,962,707	–	46,962,707
Spain	–	23,063,323	–	23,063,323
Sweden	–	48,848,063	–	48,848,063
Switzerland	–	139,089,011	–	139,089,011
Taiwan	85,446,446	22,720,306	–	108,166,752
United Kingdom	–	194,035,752	–	194,035,752
United States	69,944,795	–	–	69,944,795
Warrants:
Canada	–	–	–	–
Total Investments, at value	$504,735,796	$1,563,220,439	$–	$2,067,956,235

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.